AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated December 12, 2017

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class T

Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund

Within the Fund Summary relating to AllianzGI NFJ Mid-Cap Value Fund (the “Fund”), the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ Mid-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	645	892	1,158	1,917
C	277	594	1,037	2,268
Class T	348	603	878	1,660
R	126	440	777	1,727
Institutional	65	252	455	1,040
P	76	284	509	1,158
Administrative	91	331	590	1,332

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ Mid-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	645	892	1,158	1,917
C	177	594	1,037	2,268
Class T	348	603	878	1,660
R	126	440	777	1,727
Institutional	65	252	455	1,040
P	76	284	509	1,158
Administrative	91	331	590	1,332

Please retain this Supplement for future reference.